Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0001682472
Registrant Name	BofA Finance LLC
Registration File Number	333-290665-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A